Investment Objectives and Goals - Colterpoint Net Lease Real Estate ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Colterpoint Net Lease Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Colterpoint Net Lease Real Estate ETF (formerly known as, NETLease Real Estate ETF) (the “Fund”) seeks to track the performance, before fees and expenses, of the Colterpoint Net Lease Real Estate Index (the “Index”).